Equipment	12 Months Ended
Dec. 31, 2016
Equipment [Abstract]
Equipment
7.	Equipment

At December 31, 2016 and 2015, the Company’s equipment consisted of the following:

	Successor 2016	Predecessor 2015
Computer equipment and software	$24,179	$22,786
Furniture and other equipment	2,997	2,997
	27,176	25,783
Less: accumulated depreciation	(21,617)	(18,553)
	$5,559	$7,230

Depreciation expense for the years ended December 31, 2016 and 2015 amounted to $3,063 and $3,728 respectively.